Putnam Short Term Investment Fund
The fund's portfolio
4/30/21 (Unaudited)

REPURCHASE AGREEMENTS (49.0%)(a)
	Principal amount	Value
Interest in $57,000,000 tri-party repurchase agreement dated 4/30/2021 with Bank of Nova Scotia due 5/3/2021 - maturity value of $57,000,048 for an effective yield of 0.010% (collateralized by U.S. Treasuries (including strips) with coupon rates ranging from 0.375% to 1.375% and due dates ranging from 3/31/2022 to 11/15/2040, valued at $58,140,110)	$57,000,000	$57,000,000
Interest in $175,000,000 tri-party repurchase agreement dated 4/30/2021 with Barclays Capital, Inc. due 5/3/2021 - maturity value of $175,000,146 for an effective yield of 0.010% (collateralized by U.S. Treasuries (including strips) with coupon rates ranging from 1.750% to 2.125% and due dates ranging from 6/30/2022 to 12/31/2022, valued at $178,500,235)	175,000,000	175,000,000
Interest in $54,000,000 tri-party term repurchase agreement dated 4/30/2021 with BNP Paribas, 0.250% (collateralized by Corporate Debt Securities with coupon rates ranging from 0.500% to 9.250% and due dates ranging from 2/1/2022 to perpetual maturity, valued at $54,974,167)(IR)(EG) (France)	54,000,000	54,000,000
Interest in $150,000,000 tri-party repurchase agreement dated 4/30/2021 with BNP Paribas due 5/3/2021 - maturity value of $150,000,063 for an effective yield of 0.005% (collateralized by U.S. Treasuries (including strips) with coupon rates ranging from 0.125% to 6.250% and due dates ranging from 3/31/2022 to 2/15/2050, valued at $153,000,071)	150,000,000	150,000,000
Interest in $210,653,000 joint tri-party repurchase agreement dated 4/30/2021 with BofA Securities, Inc. due 5/3/2021 - maturity value of $68,703,057 for an effective yield of 0.010% (collateralized by Agency Mortgage-Backed Securities with coupon rates ranging from 2.000% to 3.000% and due dates ranging from 8/1/2050 to 4/1/2051, valued at $214,866,061)	68,703,000	68,703,000
Interest in $394,000,000 joint tri-party repurchase agreement dated 4/30/2021 with Citigroup Global Markets, Inc. due 5/3/2021 - maturity value of $253,500,211 for an effective yield of 0.010% (collateralized by Agency Mortgage-Backed Securities and U.S. Treasuries (including strips) with coupon rates ranging from 1.000% to 5.000% and due dates ranging from 2/15/2048 to 3/1/2051, valued at $401,880,123)	253,500,000	253,500,000
Interest in $75,000,000 tri-party repurchase agreement dated 4/30/2021 with HSBC Securities (USA), Inc. due 5/3/2021 - maturity value of $75,000,031 for an effective yield of 0.005% (collateralized by U.S. Treasuries (including strips) with coupon rates ranging from 0.375% to 4.250% and due dates ranging from 10/31/2026 to 5/15/2039, valued at $76,500,097)	75,000,000	75,000,000
Interest in $200,000,000 tri-party repurchase agreement dated 4/30/2021 with JPMorgan Securities, LLC due 5/3/2021 - maturity value of $200,000,083 for an effective yield of 0.005% (collateralized by U.S. Treasuries (including strips) with a coupon rate of 0.125% and a due date of 4/15/2026, valued at $204,000,439)	200,000,000	200,000,000
Interest in $50,000,000 tri-party repurchase agreement dated 4/30/2021 with JPMorgan Securities, LLC due 5/3/2021 - maturity value of $50,000,042 for an effective yield of 0.010% (collateralized by Agency Mortgage-Backed Securities with coupon rates ranging from 2.000% to 8.000% and due dates ranging from 7/1/2027 to 5/1/2051, valued at $51,000,043)	50,000,000	50,000,000
Interest in $25,000,000 tri-party term repurchase agreement dated 4/30/2021 with RBC Capital Markets, LLC, 0.270% (collateralized by Corporate Debt Securities with coupon rates ranging from 1.214% to 10.200% and due dates ranging from 9/21/2023 to 2/4/2051, valued at $26,250,673)(IR)(EG) (Canada)	25,000,000	25,000,000
Interest in $338,000,000 joint tri-party repurchase agreement dated 4/30/2021 with Royal Bank of Canada due 5/3/2021 - maturity value of $219,879,183 for an effective yield of 0.010% (collateralized by Agency Mortgage-Backed Securities with coupon rates ranging from 1.677% to 4.583% and due dates ranging from 2/1/2032 to 9/20/2063, valued at $344,760,287)	219,879,000	219,879,000

Total repurchase agreements (cost $1,328,082,000)		$1,328,082,000

COMMERCIAL PAPER (15.6%)(a)
	Yield (%)	Maturity date	Principal amount	Value
BASF SE (Germany)	0.200	6/28/21	$14,000,000	$13,996,604
BPCE SA (France)	0.240	6/3/21	15,000,000	14,998,753
Export Development Canada (Canada)	0.110	5/25/21	17,500,000	17,499,392
FMS Wertmanagement (Germany)	0.150	6/25/21	14,500,000	14,497,722
FMS Wertmanagement (Germany)	0.130	5/6/21	18,500,000	18,499,846
Goldman Sachs International (United Kingdom)	0.270	6/8/21	19,500,000	19,497,697
Lloyds Bank PLC (United Kingdom)	0.145	8/13/21	25,000,000	24,990,521
Mitsubishi UFJ Trust & Banking Corp./NY	0.200	8/25/21	15,250,000	15,241,723
National Australia Bank, Ltd. (Australia)	0.354	7/8/21	15,000,000	15,005,932
National Australia Bank, Ltd. (Australia)	0.240	6/7/21	15,000,000	14,998,527
National Australia Bank, Ltd. (Australia)	0.130	6/1/21	15,000,000	14,998,787
Nationwide Building Society (United Kingdom)	0.110	5/28/21	13,000,000	12,998,888
NRW.Bank (Germany)	0.145	5/4/21	15,500,000	15,499,914
Rabobank Nederland NV, NY (Netherlands)	0.150	8/10/21	15,000,000	14,994,475
Schlumberger Holdings Corp.	0.472	8/13/21	11,000,000	10,994,225
Shell International Finance BV (Netherlands)	0.553	6/14/21	12,500,000	12,498,359
Shell International Finance BV (Netherlands)	0.523	6/11/21	10,000,000	9,998,787
Skandinaviska Enskilda Banken AB (Sweden)	0.220	5/7/21	43,000,000	42,999,331
Societe Generale SA (France)	0.518	6/2/21	11,000,000	11,003,751
Societe Generale SA (France)	0.284	12/3/21	16,000,000	16,005,904
Sumitomo Mitsui Trust Bank, Ltd./Singapore (Singapore)	0.190	6/28/21	14,500,000	14,497,410
Total Capital Canada, Ltd. (Canada)	0.180	8/4/21	17,500,000	17,495,147
Total Capital Canada, Ltd. (Canada)	0.140	5/10/21	15,500,000	15,499,759
UBS AG/London (United Kingdom)	0.241	9/22/21	14,000,000	14,000,381
Westpac Banking Corp. (Australia)	0.230	3/11/22	14,500,000	14,500,000
Westpac Banking Corp. (Australia)	0.170	8/24/21	14,500,000	14,492,571

Total commercial paper (cost $421,646,437)				$421,704,406

CERTIFICATES OF DEPOSIT (13.6%)(a)
	Yield (%)	Maturity date	Principal amount	Value
Bank of America, NA FRN	0.330	1/10/22	$19,000,000	$19,000,198
Bank of America, NA FRN	0.220	4/8/22	14,500,000	14,499,392
Bank of Montreal/Chicago, IL FRN (Canada)	0.240	3/16/22	6,000,000	6,001,042
Bank of Montreal/Chicago, IL FRN (Canada)	0.223	3/4/22	13,250,000	13,251,106
Bank of Montreal/Chicago, IL FRN (Canada)	0.221	10/27/21	18,500,000	18,502,680
Bank of Montreal/Chicago, IL FRN (Canada)	0.210	2/11/22	14,000,000	14,003,932
Bank of Nova Scotia/Houston FRN	0.268	7/20/21	18,000,000	18,003,848
Bank of Nova Scotia/Houston FRN	0.220	12/9/21	19,500,000	19,506,665
Canadian Imperial Bank of Commerce/New York, NY FRN	0.353	8/6/21	14,000,000	14,005,722
Canadian Imperial Bank of Commerce/New York, NY FRN	0.330	7/19/21	14,000,000	14,004,136
Canadian Imperial Bank of Commerce/New York, NY FRN	0.310	6/16/21	14,000,000	14,002,005
Citibank, NA	0.230	8/5/21	15,000,000	15,004,559
Credit Suisse AG/New York, NY FRN(M)	0.260	7/19/22	15,000,000	14,968,233
Natixis SA/New York, NY FRN (France)	0.260	12/10/21	19,500,000	19,511,397
Natixis SA/New York, NY FRN (France)	0.233	11/12/21	14,000,000	14,000,730
Royal Bank of Canada/New York, NY FRN (Canada)	0.247	7/29/21	18,000,000	18,003,009
Royal Bank of Canada/New York, NY FRN (Canada)	0.234	3/11/22	15,500,000	15,501,324
Royal Bank of Canada/New York, NY FRN (Canada)	0.233	8/6/21	13,000,000	13,001,328
Sumitomo Mitsui Trust Bank Ltd./New York FRN	0.210	6/16/21	15,500,000	15,502,156
Svenska Handelsbanken/New York, NY FRN (Sweden)	0.310	6/18/21	15,000,000	15,002,999
Toronto-Dominion Bank/NY FRN (Canada)	0.293	6/10/21	14,000,000	14,002,157
Toronto-Dominion Bank/NY FRN (Canada)	0.282	8/20/21	14,000,000	14,004,618
Toronto-Dominion Bank/NY FRN (Canada)	0.276	8/24/21	18,000,000	18,006,047
Westpac Banking Corp./NY FRN (Australia)	0.213	2/11/22	17,500,000	17,497,310

Total certificates of deposit (cost $368,750,000)				$368,786,593

ASSET-BACKED COMMERCIAL PAPER (12.1%)(a)
	Yield (%)	Maturity date	Principal amount	Value
Atlantic Asset Securitization, LLC	0.160	7/8/21	$14,500,000	$14,495,748
Atlantic Asset Securitization, LLC	0.140	8/10/21	12,000,000	11,994,492
Barclays Bank PLC CCP (United Kingdom)	0.280	5/3/21	15,900,000	15,899,921
Barclays Bank PLC CCP (United Kingdom)	0.200	6/22/21	14,000,000	13,996,434
CAFCO, LLC	0.230	6/3/21	5,000,000	4,999,551
CAFCO, LLC	0.150	9/20/21	14,500,000	14,491,533
Chariot Funding, LLC	0.160	7/6/21	14,000,000	13,996,040
Chariot Funding, LLC	0.150	7/21/21	14,500,000	14,494,815
CHARTA, LLC	0.220	6/10/21	16,000,000	15,997,959
CHARTA, LLC	0.150	8/20/21	15,000,000	14,993,747
Collateralized Commercial Paper FLEX Co., LLC	0.250	6/2/21	16,000,000	15,998,181
Collateralized Commercial Paper FLEX Co., LLC	0.200	10/4/21	14,000,000	13,989,315
Collateralized Commercial Paper V Co., LLC	0.271	7/22/21	15,500,000	15,495,176
Collateralized Commercial Paper V Co., LLC	0.261	7/19/21	23,000,000	22,993,202
CRC Funding, LLC	0.230	6/7/21	16,000,000	15,997,788
CRC Funding, LLC	0.220	6/1/21	16,000,000	15,998,251
Fairway Finance Co., LLC (Canada)	0.250	6/18/21	15,100,000	15,096,712
Manhattan Asset Funding Co., LLC (Japan)	0.150	6/9/21	15,000,000	14,997,783
MetLife Short Term Funding, LLC	0.220	6/2/21	15,439,000	15,437,981
MetLife Short Term Funding, LLC	0.140	10/12/21	11,000,000	10,992,438
Old Line Funding, LLC	0.201	7/21/21	20,000,000	20,000,000
Thunder Bay Funding, LLC	0.240	7/19/21	15,000,000	14,995,433

Total asset-backed commercial paper (cost $327,325,570)				$327,352,500

U.S. TREASURY OBLIGATIONS (3.5%)(a)
	Yield (%)	Maturity date	Principal amount	Value
U.S. Treasury Bills	0.140	7/15/21	$30,000,000	$29,999,240
U.S. Treasury FRN	0.320	10/31/21	35,000,000	35,052,083
U.S. Treasury FRN	0.240	7/31/21	30,000,000	30,015,018

Total U.S. treasury obligations (cost $94,996,473)				$95,066,341

U.S. GOVERNMENT AGENCY OBLIGATIONS (2.2%)(a)
	Yield (%)	Maturity date	Principal amount	Value
Federal National Mortgage Association unsec. FRN	0.180	3/9/22	$30,000,000	$30,036,385
Federal National Mortgage Association unsec. FRN	0.110	12/3/21	30,000,000	30,008,390

Total U.S. government agency obligations (cost $59,999,995)				$60,044,775

CORPORATE BONDS AND NOTES (2.6%)(a)
	Maturity date	Principal amount	Value
Australia & New Zealand Banking Group, Ltd. 144A sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.87%), 1.045% (Australia)	11/23/21	$30,500,000	$30,642,332
Mizuho Securities USA, LLC sr. unsec. unsub. FRN Ser. MTN, (BBA LIBOR USD 3 Month + 0.08%), 0.263%	6/10/21	12,000,000	12,000,000
Mizuho Securities USA, LLC sr. unsec. unsub. FRN Ser. MTN, (BBA LIBOR USD 3 Month + 0.04%), 0.234%	8/17/21	14,000,000	14,000,000
Mizuho Securities USA, LLC 144A sr. unsec. unsub. FRN Ser. MTN, (BBA LIBOR USD 3 Month + 0.05%), 0.245%	8/10/21	14,000,000	14,000,000

Total corporate bonds and notes (cost $70,645,045)			$70,642,332

TIME DEPOSITS (1.5%)(a)
	Yield (%)	Maturity date	Principal amount	Value
Australia & New Zealand Banking Group, Ltd./Cayman Islands (Cayman Islands)	0.050	5/3/21	$10,000,000	$10,000,000
National Bank of Canada (Canada)	0.050	5/3/21	20,000,000	20,000,000
Svenska Handelsbanken/New York, NY (Sweden)	0.020	5/3/21	10,000,000	10,000,000

Total time deposits (cost $40,000,000)				$40,000,000
TOTAL INVESTMENTS

Total investments (cost $2,711,445,520)				$2,711,678,947

	Key to holding's abbreviations
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
MTN	Medium Term Notes
	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2020 through April 30, 2021 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $2,711,378,880.
(M)	This security's effective maturity date is less than one year.
(IR)	Repurchase agreements with a maturity of more than seven days are considered to be illiquid investments.
(EG)	Maturity date of the repurchase agreement is thirty-five days from the purchase date unless both parties agree to roll the transaction. Maturity value of the repurchase agreement will equal the principal amount of the repurchase agreement plus interest.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY
	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	69.9%
	Canada	9.4
	France	4.8
	Australia	4.5
	United Kingdom	3.7
	Sweden	2.5
	Germany	2.3
	Netherlands	1.4
	Japan	0.6
	Singapore	0.5
	Cayman Islands	0.4

	Total	100.0%
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Repurchase agreements: The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements, which totaled $1,355,289,741 at the end of the reporting period, is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed commercial paper	$—	$327,352,500	$—
Certificates of deposit	—	368,786,593	—
Commercial paper	—	421,704,406	—
Corporate bonds and notes	—	70,642,332	—
Repurchase agreements	—	1,328,082,000	—
Time deposits	—	40,000,000	—
U.S. government agency obligations	—	60,044,775	—
U.S. treasury obligations	—	95,066,341	—

Totals by level	$—	$2,711,678,947	$—
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com